Summary of Secured/Guaranteed Bank Borrowings (Detail) $ in Millions	Mar. 31, 2015 USD ($)
Debt and Financial Instruments [Line Items]
Bank borrowing secured/guaranteed	$ 877.8
Guaranteed by Hanwha Chemical
Debt and Financial Instruments [Line Items]
Bank borrowing secured/guaranteed	773.5
Guaranteed by the Company and other subsidiaries of the Group
Debt and Financial Instruments [Line Items]
Bank borrowing secured/guaranteed	52.7
Guaranteed by the Group's plant and machinery with net book value | Plant and machinery
Debt and Financial Instruments [Line Items]
Bank borrowing secured/guaranteed	$ 51.6